S000019844 [Member] Expense Example - Columbia Variable Portfolio - Disciplined Core Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Disciplined Core Fund Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Columbia Variable Portfolio - Disciplined Core Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Columbia Variable Portfolio - Disciplined Core Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,143